Annual Fund Operating Expenses (Total Bond Market Trust B, Series NAV, Total Bond Market Trust B)	12 Months Ended
May 01, 2011
Total Bond Market Trust B | Series NAV, Total Bond Market Trust B
Operating Expenses:
Share Class	Series NAV
Management fee	0.47%
Distribution and service (12b-1) fees	none
Other Expenses	0.05%
Total fund operating expenses	0.52%
Contractual expense reimbursement	(0.27%) [1]
Net fund operating expenses	0.25%

[1]	JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund's business. Under the agreement, the Adviser's obligation to provide the expense cap will remain in effect until April 30, 2012 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.